Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Income:
Interest income	₩ 69,936	₩ 76,045	₩ 54,353
Gain on sale of accounts receivable - other	20,023	18,548	18,638
Dividends	35,143	12,416	19,161
Gain on foreign currency transactions	17,990	13,676	14,186
Gain on foreign currency translations	2,776	7,110	5,085
Gain on disposal of long-term investment securities		4,890	459,349
Gain on valuation of derivatives	6,532	223,943	4,132
Gain on settlement of derivatives	20,399
Gain relating to financial assets at FVTPL	83,636	33	25
Reversal of impairment loss on available-for-sale financial assets		9,900
Gain relating to financial liability at fair value through profit or loss			121
Finance income	256,435	366,561	575,050
Finance Costs:
Interest expense	307,319	299,100	290,454
Loss on sale of accounts receivable - trade		9,682
Loss on foreign currency transactions	38,920	19,263	16,765
Loss on foreign currency translations	2,397	8,419	3,991
Loss on disposal of long-term investment securities		36,024	2,919
Loss on settlement of derivatives	12,554	10,031	3,428
Loss relating to financial liability at FVTPL	1,535	678	4,018
Loss relating to financial assets at FVTPL	22,507
Impairment loss on long-term investment securities		14,519	5,255
Other finance costs		35,900
Finance costs	₩ 385,232	₩ 433,616	₩ 326,830